Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
OPERATING ACTIVITIES
Net Earnings	$ (2,989)	$ 31,244	$ 46,614	$ 32,088	$ 50,651
Adjustments to Reconcile Net Earnings to Cash Provided by Operating Activities:
Depreciation	18,515	13,150	17,891	16,550	17,694
Amortization of Debt Issuance Costs	896	0
Amortization	11,430	323	409	1,481	2,369
Write off of Deferred Debt Issuance Cost	6,200	0
Impairment of Long-Lived Assets			0	11,199	0
Fair Value Step-Up Adjustment to Acquired Inventory	8,445	0
Deferred Income Taxes	(4,848)	(676)	(1,172)	(1,129)	129
Share-Based Compensation Expense	4,915	5,747	3,875	8,222	7,314
Allowance for Doubtful Accounts and Returns	983	779	468	1,089	1,504
Loss on Sale of Business	0	149	149	0	0
Other, Net	175	(418)	(345)	(100)	24
Changes in Operating Assets and Liabilities
Receivables, Net	(524)	5,752	(9,278)	4,547	(18,811)
Inventories	(9,866)	(4,873)	23	(10,190)	(21,155)
Accounts Payable	5,747	(6,415)	(3,904)	(10,455)	10,192
Employee Compensation and Benefits	(9,462)	(5,448)	124	716	1,927
Other Current Liabilities	10,019	(3,097)	(185)	(402)	2,782
Income Taxes	4,149	2,248	5,427	(4,283)	3,466
Other Assets and Liabilities	(11,634)	(5,183)	(2,218)	(4,101)	1,276
Net Cash Provided by Operating Activities	32,123	33,282	57,878	45,232	59,362
INVESTING ACTIVITIES
Purchases of Property, Plant and Equipment	(16,239)	(22,499)	(26,526)	(24,780)	(19,583)
Proceeds from Disposals of Property, Plant and Equipment	2,456	559	615	336	291
Acquisition of Businesses, Net of Cash Acquired	(354,073)	(12,358)	(12,933)	0	0
Issuance of Long-Term Note Receivable			(2,000)	0	0
Proceeds from Sale of Business	0	285	285	1,185	1,416
Decrease (Increase) in Restricted Cash	(133)	116	116	(322)	6
Net Cash Used for Investing Activities	(371,489)	(33,897)	(40,443)	(23,581)	(17,870)
FINANCING ACTIVITIES
Payments of Short-term Debt	(300,000)	0	0	0	(1,500)
Payments of Long-Term Debt	(81,262)	(3,452)	(3,460)	(3,445)	(2,016)
Proceeds from Issuance of Long-term Debt	440,000	15,000	15,000	0	0
Purchases of Common Stock	0	(12,762)	(12,762)	(45,998)	(14,097)
Proceeds from Issuances of Common Stock	4,728	2,893	5,271	1,677	2,269
Excess Tax Benefit on Stock Plans	0	447	686	859	1,793
Dividends Paid	(11,204)	(10,583)	(14,293)	(14,498)	(14,487)
Net Cash Used for Financing Activities	335,797	(8,457)	(9,558)	(61,405)	(28,038)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	1,483	55	(1,144)	(1,908)	(1,476)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(2,086)	(9,017)	6,733	(41,662)	11,978
Cash and Cash Equivalents at Beginning of Year	58,033	51,300	51,300	92,962	80,984
CASH AND CASH EQUIVALENTS AT END OF YEAR	55,947	42,283	58,033	51,300	92,962
Cash Paid During the Year for:
Income Taxes	8,127	11,329	14,172	23,421	11,342
Interest	3,741	796	1,135	1,167	1,470
Supplemental Non-Cash Investing and Financing Activities:
Long-Term Note Receivable from Sale of Business	0	5,489	5,489	0	0
Capital Expenditures in Accounts Payable	$ 1,265	$ 1,322	$ 2,045	$ 1,830	$ 1,197